WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.4%
U.S. Government Obligations - 28.4%
U.S. Treasury Bonds	1.125%	8/15/40	13,820,000		$11,454,405
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000		3,709,392
U.S. Treasury Bonds	2.000%	11/15/41	6,010,000		5,755,514
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000		9,185,490	(a)
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000		34,879,659
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000		34,347,775
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000		4,808,807
U.S. Treasury Bonds	1.250%	5/15/50	52,680,000		42,041,110
U.S. Treasury Bonds	1.375%	8/15/50	48,840,000		40,222,411
U.S. Treasury Bonds	1.625%	11/15/50	5,570,000		4,882,018
U.S. Treasury Bonds	1.875%	2/15/51	20,270,000		18,876,438
U.S. Treasury Bonds	2.375%	5/15/51	7,270,000		7,582,667
U.S. Treasury Bonds	1.875%	11/15/51	22,490,000		20,989,495
U.S. Treasury Notes	0.250%	5/31/25	20,000		19,098
U.S. Treasury Notes	0.375%	11/30/25	160,000		152,200
U.S. Treasury Notes	0.375%	1/31/26	120,000		113,850
U.S. Treasury Notes	0.750%	5/31/26	20,000		19,186
U.S. Treasury Notes	1.250%	3/31/28	6,070,000		5,877,467
U.S. Treasury Notes	1.250%	4/30/28	9,310,000		9,010,334
U.S. Treasury Notes	1.250%	6/30/28	3,830,000		3,700,139
U.S. Treasury Notes	1.375%	11/15/31	14,810,000		14,200,245

Total U.S. Government & Agency Obligations (Cost - $280,310,594)					271,827,700

CORPORATE BONDS & NOTES - 17.4%
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.3%
Netflix Inc., Senior Notes	3.875%	11/15/29	2,640,000	EUR	3,246,179	(b)

Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000		758,370	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000		60,436	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	4,060,000		3,916,966	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	440,000		412,993	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	530,000		504,377

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	1

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,040,000	$1,089,365
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	160,000	138,148
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	176,358
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	147,328	(c)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	626,747
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	530,761

Total Media				8,361,849

Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	460,000	419,244	(c)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	115,937
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	338,236
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,670,000	2,509,186

Total Wireless Telecommunication Services				3,382,603

TOTAL COMMUNICATION SERVICES				14,990,631

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,280,000	1,209,741
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	200,475
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	209,422
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	248,263
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,876,461
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	188,359
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	327,467
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	617,564

Total Automobiles				4,877,752

Hotels, Restaurants & Leisure - 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	21,097
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	149,978
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	105,942
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	726,204

See Notes to Schedule of Investments.

2	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	$435,000	(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	580,908
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	277,992	(c)
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	163,000	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,678,477	(c)

Total Hotels, Restaurants & Leisure				4,138,598

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	507,261
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	364,305
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	116,386
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	43,432

Total Household Durables				1,031,384

Internet & Direct Marketing Retail - 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	2,390,000	2,005,685	(c)

TOTAL CONSUMER DISCRETIONARY				12,053,419

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	10,449	10,951	(c)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	42,241	46,233

Total Food & Staples Retailing				57,184

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	138,206
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	25,250
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	66,250
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	13,641	(c)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	10,725
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	242,825
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	540,000	611,998
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	687,588
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	354,800
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	270,000	324,675

Total Food Products				2,475,958

Tobacco - 0.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	155,019
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	55,661

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	3

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	$479,854
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,600,000	1,480,170

Total Tobacco				2,170,704

TOTAL CONSUMER STAPLES				4,703,846

ENERGY - 6.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	610,000	673,013

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	4.375%	10/15/28	50,000	50,710
Apache Corp., Senior Notes	7.750%	12/15/29	1,500,000	1,749,098
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	114,493
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	521,929	(c)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	286,384
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	460,000	433,191	(c)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	77,205
ConocoPhillips, Senior Notes	3.750%	10/1/27	370,000	395,375	(c)
ConocoPhillips, Senior Notes	4.300%	8/15/28	740,000	817,184	(c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,200,000	1,340,190	(c)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,390,000	1,449,317	(c)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	247,107	(c)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,638,619	(c)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	2,100,000	2,259,858
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	178,554
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,959
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	27,763
Devon Energy Corp., Senior Notes	4.500%	1/15/30	304,000	317,812
Devon Energy Corp., Senior Notes	5.600%	7/15/41	780,000	913,551
Devon Energy Corp., Senior Notes	4.750%	5/15/42	320,000	344,846
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	194,185
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	91,120
Ecopetrol SA, Senior Notes	4.125%	1/16/25	570,000	570,504
Ecopetrol SA, Senior Notes	5.375%	6/26/26	280,000	287,449
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	1,029,739
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	5,230,000	4,406,275	(d)(e)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	96,889

See Notes to Schedule of Investments.

4	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	$142,836
Energy Transfer LP, Senior Notes	3.750%	5/15/30	670,000	681,351
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	62,060
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	10,723
Energy Transfer LP, Senior Notes	6.250%	4/15/49	920,000	1,064,608
Energy Transfer LP, Senior Notes	5.000%	5/15/50	620,000	646,214
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	642,990
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	520,000	485,717
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	470,000	442,262
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	132,626
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	243,489
EQT Corp., Senior Notes	6.625%	2/1/25	30,000	32,441
EQT Corp., Senior Notes	3.900%	10/1/27	2,610,000	2,642,103
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	264,164
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	390,000	441,876
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	564,455
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,610,000	1,662,325	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	589,789	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	970,000	1,286,192
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,060,000	1,119,554	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	458,082
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,770,000	2,993,786	(c)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,530,000	1,935,068
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,114,375
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,232,385
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	71,045	(c)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,000,000	1,059,910
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,530,000	2,527,837
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,280,000	1,189,702
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	76,143
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,413,000	1,430,521
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	426,865

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	5

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,920,000	$1,961,395	(c)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	650,000	624,019
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	120,000	119,515
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	113,699
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	222,879
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	119,881
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	930,000	983,659
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	280,000	281,051
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	301,681
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000	496,582
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	3,400,000	3,502,612
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	769,954
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	729,170
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	460,000	468,733
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	810,000	845,036
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000	529,083
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	259,084
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	1,782,450	1,518,282	(c)

Total Oil, Gas & Consumable Fuels				61,386,115

TOTAL ENERGY				62,059,128

See Notes to Schedule of Investments.

6	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 3.1%
Banks - 1.4%
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,428,000		$1,630,786
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,330,000		1,450,725
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,546,710	(b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,250,000		1,411,719	(c)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,509,216	(b)(d)(e)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		535,630	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,520,847	(b)(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		699,725
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,080,000		2,567,138	(e)

Total Banks					13,872,496

Capital Markets - 1.1%
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,070,000		1,015,309	(c)(e)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,630,000		1,959,886
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	6,860,000		7,146,782	(c)(d)(e)

Total Capital Markets					10,121,977

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	270,000		273,066
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	800,000		760,089
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,383,595
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	127,000		128,594	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		275,746	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	7

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000	$1,205,003	(c)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000	896,670	(f)(g)

Total Diversified Financial Services				4,922,763

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	630,000	709,506

TOTAL FINANCIALS				29,626,742

HEALTH CARE - 1.3%
Health Care Providers & Services - 0.7%
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000	1,711,713
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	607,825
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,079,643
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,209,686
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	22,193
HCA Inc., Senior Notes	3.500%	9/1/30	150,000	148,725
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	729,170
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	201,137
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	938,923

Total Health Care Providers & Services				6,649,015

Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,161,711
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	1,461,243
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,396,523
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	520,000	499,193

Total Pharmaceuticals				5,518,670

TOTAL HEALTH CARE				12,167,685

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	553,234
Boeing Co., Senior Notes	3.250%	2/1/35	620,000	581,221
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	139,016

See Notes to Schedule of Investments.

8	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.705%	5/1/40	1,160,000	$1,353,428
Boeing Co., Senior Notes	5.805%	5/1/50	1,420,000	1,689,505
Boeing Co., Senior Notes	5.930%	5/1/60	430,000	511,713

Total Aerospace & Defense				4,828,117

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	161,394
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	760,000	751,252
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	660,000	741,497
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	2,011,920	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	450,000	462,140	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	375,778	(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	580,872	(c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	424,320	(c)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	9,987	(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,730,000	1,690,729	(c)

Total Airlines				7,209,889

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	3,400,000	3,186,003	(c)
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	819,142

Total Commercial Services & Supplies				4,005,145

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,920,000	2,736,288	(c)

TOTAL INDUSTRIALS				18,779,439

MATERIALS - 1.3%
Chemicals - 0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,140,000	2,416,081	(b)
OCP SA, Senior Notes	5.625%	4/25/24	2,320,000	2,399,228	(c)

Total Chemicals				4,815,309

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	270,000	248,393

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	9

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,450,000		$1,489,758	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000		304,500	(c)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000		206,775
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,910,000		2,199,747
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,140,000		1,182,684	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,870,000		2,302,915

Total Metals & Mining					7,686,379

TOTAL MATERIALS					12,750,081

TOTAL CORPORATE BONDS & NOTES (Cost - $166,489,095)					167,130,971

SOVEREIGN BONDS - 16.7%
Argentina - 0.4%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	144,073	(f)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		47,682
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,648,100		851,364
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	1,920,000		656,640
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,910,882		2,093,264	(c)

Total Argentina					3,793,023

Brazil - 3.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	66,296,000	BRL	10,457,440
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	102,515,000	BRL	19,029,709

Total Brazil					29,487,149

China - 2.7%
China Government Bond	3.290%	5/23/29	160,000,000	CNY	26,160,969

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		309,690

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,830,000		1,792,695	(c)

India - 2.8%
India Government Bond	7.350%	6/22/24	370,000,000	INR	5,146,289
India Government Bond	7.590%	1/11/26	620,000,000	INR	8,692,631

See Notes to Schedule of Investments.

10	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
India - (continued)
India Government Bond	7.590%	3/20/29	700,000,000	INR	$9,736,222
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,312,320
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,504,396

Total India					27,391,858

Indonesia - 1.8%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		506,565
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,170,000		1,232,658	(b)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	730,000		817,658	(b)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		563,010
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,438,958
Indonesia Treasury Bond	8.250%	5/15/29	79,766,000,000	IDR	6,153,211
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	6,274,754

Total Indonesia					16,986,814

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,630,000		1,570,953	(c)

Mexico - 4.4%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	5,564,735
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	4,691,516
Mexican Bonos, Senior Notes	8.500%	5/31/29	91,300,000	MXN	4,619,459
Mexican Bonos, Senior Notes	7.750%	11/13/42	584,101,900	MXN	27,321,686

Total Mexico					42,197,396

Russia - 1.1%
Russian Federal Bond - OFZ	6.000%	10/6/27	180,300,000	RUB	855,587
Russian Federal Bond - OFZ	7.050%	1/19/28	506,371,000	RUB	2,519,369
Russian Federal Bond - OFZ	6.900%	5/23/29	1,344,293,000	RUB	6,281,798
Russian Federal Bond - OFZ	7.250%	5/10/34	15,420,000	RUB	69,076
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		588,000	(c)

Total Russia					10,313,830

TOTAL SOVEREIGN BONDS (Cost - $190,273,575)					160,004,377

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 11.8%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.328%	9/29/36	7,371,481		7,371,481	(c)(e)
BANK, 2018-BN15 B	4.655%	11/15/61	1,050,000		1,115,091	(e)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	11

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	3,640,000	$3,505,915	(c)(e)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	0.347%	1/25/37	1,199,359	1,148,681	(e)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	5.486%	2/15/39	1,950,000	1,935,108	(c)(e)(i)
BX Commercial Mortgage Trust, 2021- VINO C (1 mo. USD LIBOR + 1.102%)	1.293%	5/15/38	2,100,000	2,050,934	(c)(e)
BX Commercial Mortgage Trust, 2021- VOLT G (1 mo. USD LIBOR + 2.850%)	3.041%	9/15/36	850,000	819,030	(c)(e)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	4.081%	10/15/38	1,070,000	1,044,425	(c)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.679%	5/15/37	4,900,000	4,602,671	(c)(e)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	3.333%	10/15/36	1,030,000	1,000,366	(c)(e)
CFK Trust, 2020-MF2 E	3.458%	3/15/39	1,440,000	1,339,150	(c)(e)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	1.753%	6/19/31	4,107	4,176	(e)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.169%	2/25/34	31,910	32,298	(e)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.368%	11/25/35	108,789	95,308	(e)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	907,832	765,279
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	4.913%	11/25/35	3,689,719	606,240	(e)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	0.707%	1/25/46	66,541	64,069	(e)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	5.113%	4/25/36	6,082,029	1,029,873	(e)
Countrywide Alternative Loan Trust, 2006-8T11A2,IO(-1.000 x 1 mo. USD LIBOR + 5.500%)	5.313%	4/25/36	3,711,482	639,135	(e)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.413%	7/25/36	1,695,974	347,103	(e)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	3,362,808	(c)
CSMC Trust, 2015-2R 7A1	2.610%	8/27/36	280,456	284,770	(c)(e)

See Notes to Schedule of Investments.

12	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2015-2R 7A2	2.610%	8/27/36	3,573,474	$3,172,462	(c)(e)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.541%	7/15/32	3,659,000	3,068,072	(c)(e)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/22	3,680,000	3,676,356	(c)(e)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.857%	7/25/47	751,981	763,653	(c)(e)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	848,339	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.637%	6/25/34	3,697	3,651	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.487%	1/25/50	2,310,000	2,221,695	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	3.549%	10/25/33	1,210,000	1,157,039	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,280,009	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	2,121,456	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,410,000	2,393,298	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.337%	7/25/23	364,936	379,908	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.937%	3/25/25	2,238,969	2,284,319	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	2.637%	12/25/42	1,054,857	1,058,243	(e)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	13

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.449%	8/25/33	520,000	$496,028	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.349%	8/25/33	460,000	465,635	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.187%	10/25/29	2,338,411	2,389,486	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.287%	7/25/39	2,070,000	2,066,651	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.587%	10/25/39	1,300,000	1,268,930	(c)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.437%	1/25/40	1,790,000	1,701,254	(c)(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	34,204	40,482
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	2.695%	2/25/36	36,158	30,848	(e)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	69,949	70,054	(c)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	6,433,352	704	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	4,195	4,035	(e)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,626,083	26	(e)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.132%	2/16/53	1,790,442	7,819	(e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.143%	2/16/48	230,317	2,288	(e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.599%	9/16/55	1,210,837	36,140	(e)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.258%	1/16/55	39,678,463	569,961	(e)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.652%	10/16/58	3,091,415	134,603	(e)

See Notes to Schedule of Investments.

14	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.631%	7/16/58	899,525	$33,180	(e)
GreenPoint Mortgage Funding Trust, 2006- AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.647%	4/25/36	16,436	17,683	(e)
GS Mortgage Securities Corp. Trust, 2020- DUNE F (1 mo. USD LIBOR + 3.250%)	3.441%	12/15/36	2,940,000	2,838,021	(c)(e)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.351%	11/19/46	89,230	71,783	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.644%	2/15/51	79,104	72,190	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.358%)	8.549%	6/15/35	10,150,000	508,139	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.441%	12/15/36	2,079,000	1,876,713	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.941%	12/15/36	2,173,000	1,856,767	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNNZ M	8.542%	1/16/37	776,707	714,682	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	4.457%	11/15/38	2,140,000	2,097,181	(c)(e)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	2.491%	8/15/38	2,140,000	2,093,733	(c)(e)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (3.250% to 10/25/22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	2,894,776	2,894,102	(c)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,159,612	(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.342%	11/15/38	1,530,000	1,506,740	(c)(e)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	2.370%	5/25/34	34,142	34,056	(e)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR + 1.950%)	2.141%	5/15/23	2,090,000	2,020,361	(c)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	353,618	173,891	(e)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	15

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	456,001	$224,237	(c)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	14,394	14,185	(e)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.106%	10/15/54	6,411,176	487,537	(e)
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR + 2.700%)	2.891%	9/15/38	1,754,881	1,732,887	(c)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	2,862,000	2,570,393	(c)(e)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	3,660,000	3,651,692	(c)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,490,399	1,530,088	(c)(e)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	2.724%	8/25/36	66,393	44,192	(e)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000x1mo. USD LIBOR + 5.550%)	5.363%	2/25/36	8,209,569	1,798,121	(e)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	6.060%	2/15/39	690,000	684,719	(c)(e)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	5,670,000	4,961,409	(c)(e)
Starwood Retail Property Trust, 2014- STAR E (1 mo. USD LIBOR + 4.400%)	4.592%	11/15/27	7,530,000	75	(c)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.278%	4/25/34	50,658	51,421	(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	3.592%	11/11/34	1,603,959	1,556,130	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	20,253	(c)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,089,986	10,638	(c)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	0.907%	11/25/34	1,746,339	1,716,401	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.104%	2/25/46	1,469,457	1,421,205	(e)

See Notes to Schedule of Investments.

16	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	202,180	$200,697	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000	1,071,808	(c)(e)(i)
ZH Trust, 2021-1 A	2.253%	2/18/27	2,300,000	2,297,185	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $132,838,698)				112,891,462

SENIOR LOANS - 10.3%
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	2,481,250	2,467,293	(e)(j)(k)

Entertainment - 0.2%
Allen Media LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	5.632%	2/10/27	1,984,846	1,978,852	(e)(j)(k)

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	1,766,650	1,718,676	(e)(j)(k)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1(1mo. USD LIBOR + 1.750%)	1.964%	4/30/25	1,488,372	1,484,540	(e)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.731%	9/18/26	2,363,335	2,354,141	(e)(j)(k)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	1,990,000	1,978,528	(e)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.691%	1/31/28	1,050,000	1,034,512	(e)(j)(k)

Total Media				6,851,721

TOTAL COMMUNICATION SERVICES				13,016,542

CONSUMER DISCRETIONARY - 2.2%
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	2,046,738	2,027,417	(e)(j)(k)
WW International Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	4/13/28	2,457,000	2,203,929	(e)(j)(k)

Total Diversified Consumer Services				4,231,346

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	17

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.6%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/17/28	350,918	$348,286	(e)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.959%	12/23/24	2,230,951	2,211,430	(e)(j)(k)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.709%	7/21/25	1,115,875	1,112,388	(e)(j)(k)
Scientific Games International Inc., Initial Term Loan B5 (1mo. USD LIBOR + 2.750%)	2.959%	8/14/24	1,670,874	1,661,902	(e)(j)(k)

Total Hotels, Restaurants & Leisure				5,334,006

Specialty Retail - 1.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	692,269	692,051	(e)(j)(k)
Empire Today LLC, Closing Date Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	4/3/28	1,990,000	1,922,838	(e)(j)(k)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	2,473,700	2,437,571	(e)(j)(k)
Leslie’s Poolmart Inc., Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.019%	3/9/28	2,481,250	2,452,902	(e)(j)(k)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	522,437	487,536	(e)(j)(k)
PetSmart LLC, Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	875,600	872,408	(e)(j)(k)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	2,810,000	2,781,380	(e)(j)(k)

Total Specialty Retail				11,646,686

TOTAL CONSUMER DISCRETIONARY				21,212,038

See Notes to Schedule of Investments.

18	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.5%
Beverages - 0.5%
City Brewing Co. LLC, First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	1,995,000	$1,890,262	(e)(g)(j)(k)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	2,587,001	2,529,324	(e)(j)(k)

TOTAL CONSUMER STAPLES				4,419,586

FINANCIALS - 1.5%
Capital Markets - 0.5%
Allspring Buyer LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	11/1/28	1,774,193	1,769,918	(e)(j)(k)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	1,382,123	1,373,229	(e)(j)(k)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.209%	7/3/24	1,845,564	1,825,115	(e)(j)(k)

Total Capital Markets				4,968,262

Diversified Financial Services - 0.4%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.709%	2/2/28	977,650	969,795	(e)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	1,221,400	1,217,803	(e)(j)(k)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	1,346,931	1,331,596	(e)(j)(k)

Total Diversified Financial Services				3,519,194

Insurance - 0.4%
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.459%	12/23/26	871,200	857,452	(e)(j)(k)
Asurion LLC, Second Lien Term Loan B3 (1 mo. USD LIBOR + 5.250%)	5.459%	1/31/28	1,500,000	1,485,375	(e)(j)(k)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.459%	12/31/25	1,720,101	1,700,750	(e)(j)(k)

Total Insurance				4,043,577

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	19

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.959%	5/15/26	1,638,987	$1,600,061	(e)(g)(j)(k)

TOTAL FINANCIALS				14,131,094

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.9%
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	1,862,393	1,855,874	(e)(j)(k)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.959%	11/16/25	583,918	578,520	(e)(j)(k)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.355%	3/5/26	828,835	818,993	(e)(j)(k)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	2,330,000	2,304,277	(e)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,427,150	1,374,524	(e)(j)(k)
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan (the greater of 6 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	12/22/28	1,821,600	1,809,987	(e)(j)(k)

Total Health Care Providers & Services				8,742,175

Health Care Technology - 0.1%
Virgin Pulse Inc., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	1,246,875	1,232,330	(e)(j)(k)

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	696,925	690,019	(e)(j)(k)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	7/3/28	173,639	171,918	(e)(j)(k)

Total Life Sciences Tools & Services				861,937

See Notes to Schedule of Investments.

20	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.4%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	851,400	$848,565	(e)(j)(k)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	2,318,350	2,313,134	(e)(j)(k)

Total Pharmaceuticals				3,161,699

TOTAL HEALTH CARE				13,998,141

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.459%	12/9/25	3,357,179	3,306,670	(e)(j)(k)

Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	560,000	586,847	(e)(j)(k)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,677,325	1,672,427	(e)(j)(k)

Total Airlines				2,259,274

Building Products - 0.1%
Hunter Douglas NV, Term Loan B1	—	2/9/29	1,180,000	1,164,518	(l)

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC, USD Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	2,209,820	2,183,677	(e)(j)(k)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.709%	1/29/27	987,469	982,122	(e)(j)(k)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.709%	10/1/26	850,250	842,810	(e)(j)(k)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.430%	10/30/26	1,209,235	1,199,283	(e)(j)(k)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	1,403,500	1,400,869	(e)(j)(k)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.105%	5/14/26	1,415,422	1,400,086	(e)(j)(k)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	21

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Commercial Services & Supplies - (continued)
Monitronics International Inc., Term Loan (the greater of 3 mo. USD LIBOR or 1.250% + 7.500%)	8.750%	3/29/24	863,376	$725,356	(e)(j)(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.209%	8/27/25	921,124	919,688	(e)(j)(k)

Total Commercial Services & Supplies				9,653,891

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.224%	12/30/26	1,488,636	1,470,281	(e)(j)(k)

Trading Companies & Distributors - 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.750%	8/15/25	1,505,400	1,490,346	(e)(j)(k)

TOTAL INDUSTRIALS				19,344,980

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.459%	11/29/25	621,036	605,706	(e)(j)(k)

IT Services - 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	2,673,300	2,506,232	(e)(j)(k)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	1,500,000	1,295,160	(e)(j)(k)

Total IT Services				3,801,392

Software - 0.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.187%	10/16/26	3,645,125	3,634,991	(e)(j)(k)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	2,982,525	2,959,783	(e)(j)(k)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	1,123,650	1,115,689	(e)(j)(k)

Total Software				7,710,463

TOTAL INFORMATION TECHNOLOGY				12,117,561

TOTAL SENIOR LOANS (Cost - $99,552,693)				98,239,942

See Notes to Schedule of Investments.

22	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 6.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	2,100,000	$1,982,801	(e)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.051%	4/17/29	1,900,000	1,861,325	(c)(e)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.222%	7/25/32	52,298	52,138	(e)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	4.308%	10/25/32	1,000,000	974,102	(c)(e)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.341%	10/15/30	250,000	246,115	(c)(e)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.404%	4/20/31	1,400,000	1,393,606	(c)(e)
Benefit Street Partners CLO IV Ltd., 2014- IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.854%	1/20/32	1,450,000	1,450,554	(c)(e)(m)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.270%	8/20/32	750,000	739,000	(c)(e)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.321%	8/19/38	1,600,000	1,596,796	(c)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.954%	7/20/31	2,740,000	2,702,594	(c)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.254%	4/20/29	3,700,000	3,666,819	(c)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.641%	4/17/30	250,000	240,107	(c)(e)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.311%	4/15/37	834,956	795,740	(e)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,937,922	3,005,782	(c)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,694,841	(c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	0.287%	8/25/36	336,275	141,106	(e)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.299%	10/29/29	1,550,000	1,537,329	(c)(e)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	4.054%	10/20/31	950,000	944,862	(c)(e)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,900,000	1,816,453	(c)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	2,000,000	1,905,564	(c)(e)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.891%	4/17/34	1,840,000	1,838,221	(c)(e)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	23

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.454%	1/20/33	860,000	$715,104	(c)(e)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.480%)	0.667%	11/25/46	9,633	9,531	(e)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	0.627%	6/25/46	11,842	26,139	(e)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,011,244	1,950,664	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.554%	1/20/33	1,410,000	1,400,951	(c)(e)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.447%	6/25/46	100,357	97,720	(c)(e)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	3,000,000	2,978,424	(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.121%	7/15/29	1,000,000	1,001,087	(c)(e)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	646,954	635,233	(c)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.477%	1/25/33	971,131	926,906	(e)
Neuberger Berman Loan Advisers CLO 34 Ltd., 2019-34A DR (3 mo. Term SOFR + 3.100%)	3.341%	1/20/35	1,330,000	1,329,774	(c)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.454%	10/20/27	1,250,000	1,248,685	(c)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.059%	4/22/30	2,350,000	2,246,856	(c)(e)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.089%	4/15/31	800,000	780,186	(c)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.464%	6/22/30	3,344,000	3,219,932	(c)(e)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	0.952%	2/25/35	3,131,184	3,102,367	(e)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.441%	4/16/31	900,000	858,289	(c)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,811,719	(c)(e)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,168,327	1,138,926
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	2,600,000	2,386,158	(c)(e)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.261%	6/7/30	600,000	582,890	(c)(e)

See Notes to Schedule of Investments.

24	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	2,260,000	$2,164,998	(c)(e)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	4.441%	7/15/33	1,450,000	1,410,148	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $64,455,708)				63,608,542

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.9%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.7%
90-Day Eurodollar Futures, Call @ $99.88	3/14/22	348	870,000	2,175
90-Day Eurodollar Futures, Call @ $98.63	12/19/22	962	2,405,000	511,063
90-Day Eurodollar Futures, Call @ $98.50	6/19/23	1,442	3,605,000	820,138
90-Day Eurodollar Futures, Put @ $99.50	3/14/22	643	1,607,500	269,256
90-Day Eurodollar Futures, Put @ $99.63	3/14/22	386	965,000	275,025
90-Day Eurodollar Futures, Put @ $99.25	6/13/22	9	22,500	8,887
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00	6/10/22	1,442	3,605,000	820,137
Eurodollar 1-Year Mid Curve Futures, Call @ $98.25	6/10/22	902	2,255,000	293,150
Eurodollar 3-Year Mid Curve Futures, Put @ $97.88	3/11/22	489	1,222,500	64,181
U.S. Treasury 5-Year Notes Futures, Call @ $118.00	3/4/22	522	522,000	252,844
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	3/4/22	348	348,000	87,000
U.S. Treasury 5-Year Notes Futures, Call @ $118.00	3/25/22	317	317,000	232,797
U.S. Treasury 5-Year Notes Futures, Put @ $117.00	3/4/22	870	870,000	20,391
U.S. Treasury 5-Year Notes Futures, Put @ $117.00	3/25/22	522	522,000	81,563
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	3/25/22	521	521,000	602,406
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	3/25/22	528	528,000	198,000
U.S. Treasury 10-Year Notes Futures, Put @ $127.00	3/25/22	528	528,000	379,500

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	25

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00		3/25/22	522	522,000	$1,223,438
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00		3/25/22	522	522,000	334,406

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $5,632,412)					6,476,357

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.2%
Interest rate swaption, Put @ 185.00bps	Morgan Stanley & Co. Inc.	3/14/22	20,100,000	20,100,000	719,612
Interest rate swaption, Put @ 189.00bps	Citibank N.A.	5/3/22	26,850,000	26,850,000	476,104
Interest rate swaption, Put @ 178.00bps	BNP Paribas SA	7/7/22	6,340,000	6,340,000	252,458
Interest rate swaption, Put @ 180.00bps	BNP Paribas SA	7/7/22	16,570,000	16,570,000	276,674

TOTAL OTC PURCHASED OPTIONS (Cost - $1,462,142)					1,724,848

TOTAL PURCHASED OPTIONS (Cost - $7,094,554)					8,201,205

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.5%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	461,539	(c)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	190,000	191,081

Total California					652,620

Illinois - 0.3%
State of Illinois, GO		5.100%	6/1/33	3,100,000	3,422,124

Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	790,000	721,879

TOTAL MUNICIPAL BONDS (Cost - $4,247,242)					4,796,623

See Notes to Schedule of Investments.

26	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 0.3%
FNMA - 0.0%††
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	112,592	$125,016
Federal National Mortgage Association (FNMA)	2.000%	7/1/51- 11/1/51	296,092	284,997
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	46,562	50,850

Total FNMA				460,863

GNMA - 0.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	283,985	293,275
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,877	34,562
Government National Mortgage Association (GNMA)	3.500%	5/15/50	60,653	63,628
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 3/20/50	568,643	599,108
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 1/20/50	448,264	457,470
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	118,651	123,117
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	710,482	757,572
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	532,387	531,558

Total GNMA				2,860,290

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,362,962)				3,321,153

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $745,966)			24,300	660,474

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $949,371,087)				890,682,449

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	27

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $27,643,436)	0.010%	27,643,436	$27,643,436	(m)

TOTAL INVESTMENTS - 95.9% (Cost - $977,014,523)			918,325,885
Other Assets in Excess of Liabilities - 4.1%			39,120,338

TOTAL NET ASSETS - 100.0%			$957,446,223

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of February 28, 2022. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $29,093,990 and the cost was $29,093,436 (Note 2).

See Notes to Schedule of Investments.

28	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
ETF	— Exchange-Traded Fund
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Schedule of Written Options

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	3/14/22	$99.75	348	$870,000	$(2,175)
90-Day Eurodollar Futures, Call	12/19/22	98.13	386	965,000	(439,075)
90-Day Eurodollar Futures, Call	12/19/22	98.38	576	1,440,000	(453,600)
90-Day Eurodollar Futures, Call	12/19/22	98.88	1,758	4,395,000	(582,337)
90-Day Eurodollar Futures, Call	6/19/23	98.00	1,442	3,605,000	(1,568,175)
90-Day Eurodollar Futures, Put	3/14/22	99.38	571	1,427,500	(107,063)
90-Day Eurodollar Futures, Put	3/14/22	99.75	348	870,000	(352,350)
90-Day Eurodollar Futures, Put	6/13/22	99.50	9	22,500	(13,669)
90-Day Eurodollar Futures, Put	12/19/22	98.13	386	965,000	(294,325)
90-Day Eurodollar Futures, Put	12/19/22	98.38	962	2,405,000	(998,075)
90-Day Eurodollar Futures, Put	12/19/22	98.50	1,758	4,395,000	(2,120,587)
Eurodollar 1-Year Mid Curve Futures, Call	6/10/22	98.50	902	2,255,000	(157,850)
Eurodollar 1-Year Mid Curve Futures, Call	6/10/22	98.63	1,442	3,605,000	(189,263)
Eurodollar 1-Year Mid Curve Futures, Put	3/11/22	98.50	98	245,000	(106,575)
Eurodollar 3-Year Mid Curve Futures, Put	3/11/22	97.63	489	1,222,500	(12,225)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	29

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Security		Expiration Date	Strike Price		Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call		3/4/22	$117.50		348	$ 348,000	$(296,344)
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	117.75		205	205,000	(180,977)
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	118.75		285	285,000	(109,102)
U.S. Treasury 5-Year Notes Futures, Call		3/25/22	120.25		588	588,000	(55,125)
U.S. Treasury 5-Year Notes Futures, Call		4/22/22	118.00		348	348,000	(323,531)
U.S. Treasury 5-Year Notes Futures, Put		3/25/22	117.25		203	203,000	(41,234)
U.S. Treasury 5-Year Notes Futures, Put		4/22/22	117.00		348	348,000	(106,031)
U.S. Treasury 10-Year Notes Futures, Call		3/25/22	128.00		870	870,000	(584,531)
U.S. Treasury 10-Year Notes Futures, Call		4/22/22	129.00		1,042	1,042,000	(651,250)
U.S. Treasury 10-Year Notes Futures, Call		5/20/22	129.50		352	352,000	(247,500)
U.S. Treasury 10-Year Notes Futures, Put		5/20/22	126.50		352	352,000	(379,500)
U.S. Treasury Long-Term Bonds Futures, Call		4/22/22	156.00		348	348,000	(1,049,437)
U.S. Treasury Long-Term Bonds Futures, Put		4/22/22	153.00		348	348,000	(418,688)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $8,913,564)							$(11,840,594)

OTC Written Options
	Counterparty
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	3/14/22	116.00	bps	100,500,000	$100,500,000	$(3,231,721)
Interest rate swaption, Put	Citibank N.A.	5/3/22	130.00	bps	127,290,000	127,290,000	(1,280,800)
Interest rate swaption, Put	BNP Paribas SA	7/7/22	132.30	bps	83,820,000	83,820,000	(701,451)
Interest rate swaption, Put	BNP Paribas SA	7/7/22	160.00	bps	31,190,000	31,190,000	(385,673)
U.S. Dollar/Euro, Call	JPMorgan Chase & Co.	4/7/22	1.12		5,069,867	5,069,867	(56,113)
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	4/7/22	1.17		5,069,867	5,069,867	(5,121)

Total OTC Written Options (Premiums received - $1,503,889)							$(5,660,879)

Total Written Options (Premiums received - $10,417,453)							$(17,501,473)

Abbreviation(s) used in this schedule:
bps — basis point spread (100 basis points = 1.00%)

See Notes to Schedule of Investments.

30	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,383	12/22	$837,288,192	$831,160,813	$(6,127,379)
90-Day Eurodollar	214	6/23	53,094,483	52,381,850	(712,633)
90-Day Eurodollar	1,299	12/23	320,501,578	317,784,113	(2,717,465)
Australian 10-Year Bonds	108	3/22	10,910,466	10,552,602	(357,864)
U.S. Treasury 2-Year Notes	1,408	6/22	302,386,350	303,038,999	652,649
U.S. Treasury 5-Year Notes	7,660	6/22	901,382,120	906,034,374	4,652,254

					(4,610,438)

Contracts to Sell:
Euro-Bund	520	3/22	101,220,312	97,392,672	3,827,640
Euro-Buxl	46	3/22	10,972,536	10,200,998	771,538
Euro-Schatz	183	3/22	23,020,216	22,979,088	41,128
U.S. Treasury 10-Year Notes	5,494	6/22	695,012,326	700,141,625	(5,129,299)
U.S. Treasury Long-Term Bonds	479	6/22	74,225,852	75,053,312	(827,460)
U.S. Treasury Ultra 10-Year Notes	759	6/22	106,025,614	107,268,051	(1,242,437)
U.S. Treasury Ultra Long- Term Bonds	310	6/22	57,943,619	57,640,625	302,994
United Kingdom Long Gilt Bonds	90	6/22	14,762,276	14,860,064	(97,788)

					(2,353,684)

Net unrealized depreciation on open futures contracts					$(6,964,122)

At February 28, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,662,508	RUB	728,263,242	Bank of America N.A.	3/11/22	$2,981,935
USD	3,293,632	RUB	251,188,850	Morgan Stanley & Co. Inc.	3/15/22	998,374
NOK	51,538,608	USD	5,849,111	BNP Paribas SA	4/19/22	(5,515)
BRL	27,090,000	USD	4,637,111	Citibank N.A.	4/19/22	550,895
EUR	1,100,000	USD	1,246,564	Citibank N.A.	4/19/22	(10,754)
EUR	4,900,000	USD	5,610,321	Citibank N.A.	4/19/22	(105,349)
IDR	81,949,652,447	USD	5,651,116	Citibank N.A.	4/19/22	33,382
JPY	60,000,000	USD	518,801	Citibank N.A.	4/19/22	3,680

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	31

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,809,797	BRL	37,810,035	Citibank N.A.	4/19/22	$(431,202)
USD	5,996,107	CNY	38,510,000	Citibank N.A.	4/19/22	(83,570)
USD	9,426,134	CNY	60,480,906	Citibank N.A.	4/19/22	(122,148)
USD	2,068,261	EUR	1,800,000	Citibank N.A.	4/19/22	46,026
USD	11,187,610	EUR	9,885,135	Citibank N.A.	4/19/22	82,019
USD	9,446,565	INR	711,940,391	Citibank N.A.	4/19/22	56,142
USD	47,096	MXN	980,000	Citibank N.A.	4/19/22	(331)
USD	961,395	MXN	20,000,000	Citibank N.A.	4/19/22	(6,490)
USD	5,240,393	MXN	108,507,631	Citibank N.A.	4/19/22	(10,752)
USD	6,020,559	MXN	125,280,000	Citibank N.A.	4/19/22	(42,273)
USD	8,043,986	MXN	168,610,000	Citibank N.A.	4/19/22	(115,768)
EUR	3,000,000	USD	3,404,871	Goldman Sachs Group Inc.	4/19/22	(34,480)
GBP	1,150,000	USD	1,560,815	Goldman Sachs Group Inc.	4/19/22	(17,738)
RUB	126,544,464	USD	1,623,197	Goldman Sachs Group Inc.	4/19/22	(504,069)
RUB	193,245,036	USD	2,511,796	Goldman Sachs Group Inc.	4/19/22	(802,785)
USD	995,883	GBP	734,507	Goldman Sachs Group Inc.	4/19/22	10,318
USD	22,047,258	RUB	1,699,314,428	Goldman Sachs Group Inc.	4/19/22	7,018,941
AUD	7,787,447	USD	5,583,381	JPMorgan Chase & Co.	4/19/22	76,863
RUB	800,427,237	USD	10,361,182	JPMorgan Chase & Co.	4/19/22	(3,282,402)
USD	6,270,732	BRL	34,901,637	JPMorgan Chase & Co.	4/19/22	(413,280)
USD	5,452,379	CNY	34,745,282	JPMorgan Chase & Co.	4/19/22	(32,952)
USD	6,610,077	CNY	42,440,000	JPMorgan Chase & Co.	4/19/22	(90,039)
USD	2,255,228	MXN	46,802,751	JPMorgan Chase & Co.	4/19/22	(9,756)
BRL	16,734,759	USD	2,880,833	Morgan Stanley & Co. Inc.	4/19/22	324,040
CAD	13,186,342	USD	10,361,326	Morgan Stanley & Co. Inc.	4/19/22	43,629
JPY	60,000,000	USD	517,990	Morgan Stanley & Co. Inc.	4/19/22	4,491
JPY	63,000,000	USD	545,603	Morgan Stanley & Co. Inc.	4/19/22	3,002
JPY	1,539,788,882	USD	13,307,368	Morgan Stanley & Co. Inc.	4/19/22	101,142
MXN	84,107,232	USD	4,055,178	Morgan Stanley & Co. Inc.	4/19/22	15,128
NZD	3,810,000	USD	2,595,982	Morgan Stanley & Co. Inc.	4/19/22	(19,852)
RUB	64,762,330	USD	838,972	Morgan Stanley & Co. Inc.	4/19/22	(266,230)
RUB	129,230,899	USD	1,675,658	Morgan Stanley & Co. Inc.	4/19/22	(532,771)
RUB	452,177,626	USD	5,857,792	Morgan Stanley & Co. Inc.	4/19/22	(1,858,845)
ZAR	127,526,252	USD	8,011,953	Morgan Stanley & Co. Inc.	4/19/22	228,102

Total						$3,778,758

See Notes to Schedule of Investments.

32	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At February 28, 2022, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(229,339)
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024%**	$7,064	(279,872)
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024%**	8,776	(299,362)
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(186,482)

Total						$15,840	$(995,055)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
132,237,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(93)	$(154,592)
53,150,000	7/1/22	3.460%**	CPURNSA**	12,477	1,945,566
25,530,000	11/18/23	3.970%**	CPURNSA**	(94,162)	493,068
93,542,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(1,194,154)
53,150,000	7/1/26	CPURNSA**	2.620%**	25,239	(3,590,863)
126,100,000	9/17/26	CPURNSA**	2.723%**	403,938	(6,138,124)
25,530,000	11/18/26	CPURNSA**	3.370%**	257,158	(483,017)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	33

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
29,010,000		11/20/26	1.520% annually	Daily SOFR Compound annually	$(49,699)	$220,180
50,609,000		5/15/27	0.710% annually	Daily SOFR Compound annually	114,443	2,074,270
46,856,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(193,562)	1,551,701
5,638,000		8/15/28	1.130% annually	Daily SOFR Compound annually	31,305	132,088
10,295,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(4,105)	245,087
6,106,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(356)	157,690
549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	174,070	(759,571)
571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	219,618	(845,200)
6,300,000		1/18/32	CPURNSA**	2.640%**	(4,046)	(163,604)
12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	2,890,022
18,563,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(149,270)	1,005,482
4,506,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	16,259
3,468,760,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	2,846	(784,576)
23,690,000		5/15/47	1.630% annually	Daily SOFR Compound annually	1,331,787	(744,654)
425,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	4,420	(5,789)

See Notes to Schedule of Investments.

34	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	768,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	$92	$(9,935)
	4,022,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(27,287)	323,774

Total					$2,054,813	$(3,818,892)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	0.498%	1.000% quarterly	$117,701	$50,648	$67,053

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.358%	1.000% quarterly	$(150,794)	$(99,450)	$(51,344)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.37 Index	$35,802,000	12/20/26	5.000% quarterly	$(1,991,916)	$(3,059,021)	$1,067,105

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	35

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.37 Index	$109,896,500	12/20/26	1.000% quarterly	(1,611,852)	(2,401,183)	$789,331
Markit CDX.NA.IG.37 Index	52,778,000	12/20/31	1.000% quarterly	320,597	(449,414)	770,011

Total	$198,476,500			$(3,283,171)	$(5,909,618)	$2,626,447

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

36	Western Asset Total Return Unconstrained Fund 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2022 Quarterly Report	37

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

39

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$271,827,700	—	$271,827,700
Corporate Bonds & Notes:
Financials	—	28,730,072	$896,670	29,626,742
Other Corporate Bonds & Notes	—	137,504,229	—	137,504,229
Sovereign Bonds	—	160,004,377	—	160,004,377
Collateralized Mortgage Obligations	—	112,891,462	—	112,891,462
Senior Loans:
Consumer Staples	—	2,529,324	1,890,262	4,419,586
Financials	—	12,531,033	1,600,061	14,131,094
Other Senior Loans	—	79,689,262	—	79,689,262
Asset-Backed Securities	—	63,608,542	—	63,608,542
Purchased Options:
Exchange-Traded Purchased Options	$6,476,357	—	—	6,476,357
OTC Purchased Options	—	1,724,848	—	1,724,848
Municipal Bonds	—	4,796,623	—	4,796,623
Mortgage-Backed Securities	—	3,321,153	—	3,321,153
Investments in Underlying Funds	660,474	—	—	660,474

Total Long-Term Investments	7,136,831	879,158,625	4,386,993	890,682,449

Short-Term Investments†	27,643,436	—	—	27,643,436

Total Investments	$34,780,267	$879,158,625	$4,386,993	$918,325,885

Other Financial Instruments:
Futures Contracts††	$10,248,203	—	—	$10,248,203
Forward Foreign Currency Contracts††	—	$12,578,109	—	12,578,109
Centrally Cleared Interest Rate Swaps††	—	11,055,187	—	11,055,187
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	117,701	—	117,701
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	2,626,447	—	2,626,447

Total Other Financial Instruments	$10,248,203	$26,377,444	—	$36,625,647

Total	$45,028,470	$905,536,069	$4,386,993	$954,951,532

40

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written
Options	$11,840,594	—	—	$11,840,594
OTC Written Options	—	$5,660,879	—	5,660,879
Futures Contracts††	17,212,325	—	—	17,212,325
Forward Foreign Currency Contracts††	—	8,799,351	—	8,799,351
OTC Interest Rate Swaps‡	—	979,215	—	979,215
Centrally Cleared Interest Rate Swaps††	—	14,874,079	—	14,874,079
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	150,794	—	150,794

Total	$29,052,919	$30,464,318	—	$59,517,237

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2022. The following transactions were effected in such companies for the period ended February 28, 2022.

		Purchased		Sold
	Affiliate Value at
	May 31,		Shares/		Shares/
	2021	Cost	Face amount	Cost	Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$1,451,819	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	62,154,361	$273,932,912	273,932,912	$308,443,837	308,443,837

	$63,606,180	$273,932,912		$308,443,837

41

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$41,351	$(1,265)	$1,450,554
Western Asset Premier Institutional Government Reserves, Premium Shares	—	2,492	—	27,643,436

	—	$43,843	$(1,265)	$29,093,990

42